Related Parties and Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties and Related Party Transactions

Note 8 — Related Parties and Related Party Transactions

Accounts Payable — Related Party

As of September 30, 2015, two of our executive officers, Adriaan Reinders, and Marion Freijsen had unreimbursed expenses, unpaid board fees and salaries of $114,936 and $100,465, respectively. The remaining balance of the Accounts Payable Related Party of $672,278 represents amounts primarily due to our board of directors for board meeting fees, out of pocket expenses and consulting fees and accrued salaries for our executive board members.

Notes Payable — Related Parties

A summary of activity for notes payable — related parties for the nine months ended September 30, 2015 are set forth below:

During the nine months ended September 30, 2015, the Company assigned related party debt to an unrelated third party amounting to $32,458 and converted $7,300. In addition the Company incurred an additional $50,000 related to a default provision which resulted in the balance of $231,081 as of September 30, 2015.

Note 8. Related Parties and Related Party Transactions

Accounts Payable – Related Party

As of December 31, 2014, two of our executive officers, Adriaan Reinders and Marion Freijsen had unreimbursed expenses and unpaid management fees of $309,063 and $249,901, respectively. The remaining balance of $189,156 represents amounts due to our board of directors for board meeting fees, out of pocket expenses and consulting fees.

Notes Payable – Related Parties

A summary of activity for notes payable – related parties for the years months ended December 31, 2014 and 2013 are set forth below:

	Years Ended December 31,
	2014	2013
Balance, beginning	$285,860	$163,675
Related party notes assumed from the reverse merger	-	2,000
Related party payables converted to notes	-	21,513
Borrowings from related parties	10,000	42,110
Amortization of debt discount	4,703	64,001
Repayment of related party notes	(18,919)	(837)
Debt discount on shares issued with note	-	(6,602)
Balance, end	$281,644	$285,860

The notes payable-related parties include a $200,000 short-term note obtained from Linge Beleggingen in 2012 including the issuance of 150 shares of the Company’s common stock. The discount on this note was fully amortized as of September 30, 2013. On July 9, 2013 the note agreement was amended modifying certain terms and conditions for which an additional 4,017 shares of common stock were agreed to be issued. The modification of the note was considered substantial under ASC 470-50 and the rules on debt extinguishment were applied. Consequently, a loss on extinguishment of debt was recorded for the twelve months ended December 31, 2013 amounting to $976,750 in connection with this amendment. As of December 31, 2014, the balance on this note was $181,081.

In 2014, the Company issued a $10,000 unsecured note to a director with annual interest of 12% and a maturity date of January 5, 2015.

During the twelve months ended December 31, 2013 the Company issued notes to two related parties totaling $42,110 which are subject to annual interest of 12% and have a term of 1 year. The Company issued 8 common shares in connection with these notes and the related fair value of the shares amounting to $6,602 was recorded as a debt discount and amortized over the term of the notes.

The remaining balance as of December 31, 2014 includes $42,490 of notes payable, $800 and $4,000 advance due to related parties associated with Marion Freijsen and Adriaan Reinders, respectively, plus an outstanding advance due to David Rector, the former chief executive officer and sole board member of Standard Drilling, Inc. of $1,162.